PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	EQUITY - 99.4%
385,251	American Mutual Fund, Class R-6	$22,167,371

	FIXED INCOME- 74.2%
1,181,559	American Funds Multi-Sector Income Fund, Class R-6	11,106,659
2,455,463	American Funds Strategic Bond Fund, Class R-6	22,246,490
3,945,026	Bond Fund of America (The), Class R-6	44,026,490
4,430,508	Intermediate Bond Fund of America, Class R-6	55,115,520
3,486,143	Short Term Bond Fund of America, Class R-6	33,292,670
		165,787,829

	MIXED ALLOCATION— 14.9%	11,092,930
313,714	American Balanced Fund, Class R-6	22,150,558
878,642	Income Fund of America (The), Class R-6	33,243,488

	TOTAL OPEN END FUNDS (Cost $227,983,910)	221,198,688

	SHORT-TERM INVESTMENTS— 0.8%
	MONEY MARKET FUNDS - 0.8%
1,748,483	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $1,748,483)(a)	1,748,483

	TOTAL INVESTMENTS - 99.8% (Cost $229,732,393)	$ 222,947,171
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	344,085
	NET ASSETS - 100.0%	$ 223,291,256

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	EQUITY - 99.4%
3,299,645	AMCAP Fund, Class R-6	$ 150,166,864
1,677,237	American Funds - Investment Company of America (The), Class R-6	101,204,495
1,199,041	American Funds Fundamental Investors, Class R-6	100,959,283
3,199,862	Growth Fund of America (The), Class R-6	250,933,199
1,553,275	New Economy Fund (The), Class R-6	100,745,397
2,335,667	New Perspective Fund, Class R-6	151,538,073
2,105,367	Smallcap World Fund, Inc., Class R-6	151,144,283
	TOTAL OPEN END FUNDS (Cost $910,608,698)	1,006,691,594

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
2,777,908	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $2,777,908)(a)	2,777,908

	TOTAL INVESTMENTS - 99.7% (Cost $913,386,606)	$ 1,009,469,502
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	2,987,506
	NET ASSETS - 100.0%	$ 1,012,457,008

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.9%
	EQUITY - 1.9%
40,353	iShares Global Infrastructure ETF (Cost $1,902,096)	$ 2,146,376

	OPEN END FUNDS — 97.5%
	ALTERNATIVE - 30.0%
2,119,559	BNY Mellon Global Real Return Fund, Class I	33,128,700

	EQUITY - 7.0%
676,738	BNY Mellon Global Real Estate Securities Fund, Class I	5,522,184
48,825	BNY Mellon Natural Resources Fund, Class I	2,177,607
		7,699,791
	FIXED INCOME - 60.5%
7,332,168	BNY Mellon Core Plus Fund, Class I	66,796,046

	TOTAL OPEN END FUNDS (Cost $107,269,800)	107,624,537

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
403,392	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $403,392)(a)	403,392

	TOTAL INVESTMENTS - 99.8% (Cost $109,575,288)	$ 110,174,305
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	246,305
	NET ASSETS - 100.0%	$ 110,420,610

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
121,006	iShares Core MSCI Emerging Markets ETF	$ 6,412,108
145,575	iShares Core S&P 500 ETF	88,023,379
281,611	iShares MSCI EAFE Growth ETF	28,662,368
521,053	iShares MSCI EAFE Value ETF	28,584,968
282,993	iShares MSCI Emerging Markets ex China ETF	15,966,465
44,263	iShares MSCI USA Momentum Factor ETF	9,699,351
191,273	iShares MSCI USA Quality Factor ETF	35,071,817
368,015	iShares S&P 500 Growth ETF	38,343,482
96,974	iShares S&P 500 Value ETF	19,023,390
603,519	iShares U.S. Equity Factor Rotation Active ETF	31,696,818
67,620	iShares U.S. Infrastructure ETF	3,206,540
79,489	iShares U.S. Technology ETF	12,692,009
	TOTAL EXCHANGE-TRADED FUNDS (Cost $279,347,193)	317,382,695

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,291,797	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $1,291,797)(a)	1,291,797

	TOTAL INVESTMENTS - 100.0% (Cost $280,638,990)	$ 318,674,492
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(137,174)
	NET ASSETS - 100.0%	$ 318,537,318

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a) (b)	Rate disclosed is the seven day effective yield as of January 31, 2025. Amount represents less than 0.05%.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.9%
	FIXED INCOME - 41.9%
301,683	Fidelity Corporate Bond ETF(a)	$ 14,001,109
208,422	Invesco Taxable Municipal Bond ETF	5,489,835
65,906	iShares MBS ETF	6,075,874
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,183,643)	25,566,818

	OPEN END FUNDS — 57.5%
	FIXED INCOME - 57.5%
884,263	Fidelity Advisor Strategic Income Fund, Class Z	10,328,189
2,629,140	Fidelity Total Bond Fund, Class Z	24,766,497
	TOTAL OPEN END FUNDS (Cost $34,547,793)	35,094,686

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
522,926	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $522,926)(b)	522,926

	TOTAL INVESTMENTS - 100.2% (Cost $60,254,362)	$ 61,184,430
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(133,837)
	NET ASSETS - 100.0%	$ 61,050,593

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 99.6%
1,138,054	Fidelity 500 Index Fund, Institutional Premium Class	$ 238,843,353
7,930,137	Fidelity Global ex US Index Fund, Institutional Premium Class	118,714,152
449,903	Fidelity Mid Cap Index Fund, Institutional Premium Class	15,836,594
696,502	Fidelity Small Cap Index Fund, Institutional Premium Class	19,787,621
	TOTAL OPEN END FUNDS (Cost $322,493,269)	393,181,720

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,957,450	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $1,957,450)(a)	1,957,450

	TOTAL INVESTMENTS - 100.1% (Cost $324,450,719)	$ 395,139,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(485,925)
	NET ASSETS - 100.0%	$ 394,653,245

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.9%
	EQUITY - 53.9%
361,725	Fidelity MSCI Consumer Discretionary Index ETF	$ 36,635,508
544,090	Fidelity MSCI Energy Index ETF	13,237,710
1,125,238	Fidelity MSCI Financials Index ETF	82,311,160
395,689	Fidelity MSCI Industrials Index ETF	29,142,495
1,581,685	Fidelity MSCI Materials Index ETF(a)	79,985,810
	TOTAL EXCHANGE-TRADED FUNDS (Cost $215,255,633)	241,312,683

	OPEN END FUNDS — 45.9%
	EQUITY - 45.9%
699,653	Fidelity Advisor Communication Services Fund, Class Z	85,434,605
203,072	Fidelity Advisor Health Care Fund, Class Z	13,581,487
803,829	Fidelity Advisor Technology Fund, Class Z	106,700,241
	TOTAL OPEN END FUNDS (Cost $183,264,117)	205,716,333

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
1,415,667	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $1,415,667)(b)	1,415,667

	TOTAL INVESTMENTS - 100.1% (Cost $399,935,417)	$ 448,444,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(586,016)
	NET ASSETS - 100.0%	$ 447,858,667

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
167,742	Vanguard FTSE Developed Markets ETF	$ 8,377,035
82,694	Vanguard FTSE Emerging Markets ETF	3,671,614
22,726	Vanguard Growth ETF	9,507,422
8,902	Vanguard Small-Cap ETF	2,222,295
194,214	Vanguard Total International Stock ETF	11,831,517
60,599	Vanguard Total Stock Market ETF	18,094,862
35,987	Vanguard Value ETF	6,358,903
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,958,921)	60,063,648

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
209,441	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $209,441)(a)	209,441

	TOTAL INVESTMENTS - 100.0% (Cost $56,168,362)	$ 60,273,089
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	27,848
	NET ASSETS - 100.0%	$ 60,300,937

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven day effective yield as of January 31, 2025. Amount represents less than 0.05%.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
120,872	Invesco International Developed Dynamic Multifactor ETF	$ 2,943,233
215,910	Invesco Russell 1000 Dynamic Multifactor ETF	12,151,415
75,779	Invesco Russell 2000 Dynamic Multifactor ETF	3,084,205
55,160	Invesco S&P 500 Enhanced Value ETF	2,820,105
120,716	Invesco S&P 500 Low Volatility ETF	8,611,879
71,960	Invesco S&P 500 Momentum ETF	7,198,878
102,958	Invesco S&P 500 Quality ETF	7,182,350
245,112	Invesco S&P Emerging Markets Low Volatility ETF	5,872,884
204,418	Invesco S&P International Developed Low Volatility ETF	5,864,752
24,907	Invesco S&P MidCap 400 GARP ETF	2,842,337
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,124,447)	58,572,038

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
216,679	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $216,679)(a)	216,679

	TOTAL INVESTMENTS - 100.0% (Cost $53,341,126)	$ 58,788,717
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	7,639
	NET ASSETS - 100.0%	$ 58,796,356

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven day effective yield as of January 31, 2025. Amount represents less than 0.05%.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.9%
	EQUITY - 5.0%
85,953	Janus Henderson Small Cap Growth Alpha ETF	$ 5,923,021
114,343	Janus Henderson Small/Mid Cap Growth Alpha ETF	8,903,890
		14,826,911
	FIXED INCOME - 5.9%
393,329	Janus Henderson Mortgage-Backed Securities ETF	17,495,274

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,288,296)	32,322,185

	OPEN END FUNDS — 88.8%
	EQUITY - 7.5%
761,429	Janus Henderson Contrarian Fund, Class N	22,256,565

	FIXED INCOME - 1.5%
595,235	Janus Henderson High-Yield Fund, Class N	4,398,788

	MIXED ALLOCATION - 79.8%
5,055,146	Janus Henderson Balanced Fund, Class N	235,772,003

	TOTAL OPEN END FUNDS (Cost $253,259,663)	262,427,356

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,116,440	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $1,116,440)(a)	1,116,440

	TOTAL INVESTMENTS - 100.1% (Cost $284,664,399)	$ 295,865,981
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(281,995)
	NET ASSETS - 100.0%	$ 295,583,986

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.6%
	EQUITY - 39.6%
63,238	JPMorgan BetaBuilders International Equity ETF	$ 3,781,632
448,312	JPMorgan BetaBuilders US Equity ETF	48,901,873
51,541	JPMorgan BetaBuilders US Mid Cap Equity ETF	5,183,478
228,242	JPMorgan Diversified Return International Equity ETF	12,605,532
578,172	JPMorgan International Research Enhanced Equity ETF	35,528,669
247,560	JPMorgan US Value Factor ETF	11,127,822
	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,445,559)	117,129,006

	OPEN END FUNDS — 60.1%
	ALTERNATIVE - 4.5%
809,999	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	13,356,880

	EQUITY - 55.6%
284,962	JPMorgan Emerging Markets Equity Fund, Class R6	8,893,652
53,832	JPMorgan Equity Index Fund, Class R6	4,881,461
251,306	JPMorgan Growth Advantage Fund, Class R6	11,044,878
292,296	JPMorgan Large Cap Growth Fund, Class R6	25,271,886
1,638,508	JPMorgan Large Cap Value Fund, Class R6	33,818,804
3,162,958	JPMorgan US Equity Fund, Class R6	80,750,321
		164,661,002

	TOTAL OPEN END FUNDS (Cost $146,861,851)	178,017,882

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,170,721	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $1,170,721)(a)	$ 1,170,721

	TOTAL INVESTMENTS - 100.1% (Cost $251,478,131)	$ 296,317,609
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(287,173)
	NET ASSETS - 100.0%	$ 296,030,436

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8%
	EQUITY - 29.5%
35,175	JPMorgan BetaBuilders International Equity ETF	$ 2,103,465
208,283	JPMorgan BetaBuilders US Equity ETF	22,719,509
27,747	JPMorgan BetaBuilders US Mid Cap Equity ETF	2,790,516
95,051	JPMorgan Diversified Return International Equity ETF	5,249,553
136,635	JPMorgan International Research Enhanced Equity ETF	8,396,221
		41,259,264
	FIXED INCOME - 18.3%
90,434	iShares 10-20 Year Treasury Bond ETF	9,066,913
207,800	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	9,442,432
149,823	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	6,995,236
		25,504,581

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,950,370)	66,763,845

	OPEN END FUNDS — 51.9%
	ALTERNATIVE - 3.3%
277,425	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,574,737

	EQUITY - 32.9%
89,584	JPMorgan Emerging Markets Equity Fund, Class R6	2,795,921
25,330	JPMorgan Equity Index Fund, Class R6	2,296,904
97,122	JPMorgan Large Cap Growth Fund, Class R6	8,397,168
675,117	JPMorgan Large Cap Value Fund, Class R6	13,934,423
727,769	JPMorgan US Equity Fund, Class R6	18,579,935
		46,004,351
	FIXED INCOME - 15.7%
2,100,557	JPMorgan Core Plus Bond Fund, Class R6	14,997,978
819,429	JPMorgan Income Fund, Class R6	6,989,728
		21,987,706

	TOTAL OPEN END FUNDS (Cost $65,210,028)	72,566,794

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
412,561	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $412,561)(a)	$ 412,561

	TOTAL INVESTMENTS - 100.0% (Cost $127,572,959)	$ 139,743,200
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(37,868)
	NET ASSETS - 100.0%	$ 139,705,332

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven day effective yield as of January 31, 2025. Amount represents less than 0.05%.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.0%
904,336	Meeder Spectrum Fund, Institutional Class(a)	$ 12,787,309

	EQUITY - 76.3%
1,529,397	Meeder Dynamic Allocation Fund, Institutional Class(a)	21,488,028
359,670	Meeder Moderate Allocation Fund, Institutional Class	4,492,278
7,445,749	Meeder Muirfield Fund, Institutional Class(a)	71,553,646
		97,533,952
	FIXED INCOME - 2.8%
195,699	Meeder Tactical Income Fund, Institutional Class	1,855,223
85,147	Performance Trust Total Return Bond Fund, Institutional Class	1,666,326
		3,521,549
	MIXED ALLOCATION - 10.7%
780,555	Meeder Balanced Fund, Institutional Class	10,108,189
151,200	Meeder Conservative Allocation Fund, Institutional Class	3,584,962
		13,693,151

	TOTAL OPEN END FUNDS (Cost $126,755,181)	127,535,961

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
437,484	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $437,484)(b)	437,484

	TOTAL INVESTMENTS - 100.1% (Cost $127,192,665)	$ 127,973,445
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(155,894)
	NET ASSETS - 100.0%	$ 127,817,551

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.6%
	COMMODITY - 4.9%
182,705	iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	$ 4,779,563

	EQUITY - 9.7%
56,449	Schwab International Small-Cap Equity ETF	1,990,956
72,516	SPDR Portfolio Emerging Markets ETF	2,808,545
8,013	Vanguard Small-Cap Growth ETF	2,338,273
11,810	Vanguard Small-Cap Value ETF	2,424,829
		9,562,603

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,261,481)	14,342,166

	OPEN END FUNDS — 85.1%
	EQUITY - 85.1%
309,975	MFS Global Real Estate Fund, Class R5	5,024,695
55,794	MFS Growth Fund, Class R6	11,824,940
137,893	MFS International Equity Fund, Class R6	4,922,779
113,269	MFS International Growth Fund, Class R6	4,921,528
357,053	MFS International Large Cap Value Fund, Class R6	4,909,479
61,953	MFS International New Discovery Fund, Class R6	1,861,685
297,244	MFS Mid Cap Growth Fund, Class R6	9,898,216
297,614	MFS Mid Cap Value Fund, Class R5	9,773,628
180,816	MFS Research Fund, Class R6	10,780,240
335,652	MFS Research International Fund, Class R6	7,750,206
232,339	MFS Value Fund, Class R6	11,707,562
	TOTAL OPEN END FUNDS (Cost $76,598,454)	83,374,958

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
537,010	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $537,010)(b)	$ 537,010

	TOTAL INVESTMENTS - 100.2% (Cost $90,396,945)	$ 98,254,134
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(239,975)
	NET ASSETS - 100.0%	$ 98,014,159

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME - 99.4%
813,024	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 6,943,227
3,409,098	PIMCO Income Fund, Institutional Class	36,102,348
698,807	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6,932,169
776,608	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6,927,346
2,255,794	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	20,843,534
686,792	PIMCO Real Return Fund, Institutional Class	6,943,472
6,351,047	PIMCO Total Return Fund, Institutional Class	54,110,920
	TOTAL OPEN END FUNDS (Cost $145,883,709)	138,803,016

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
597,942	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $597,942)(a)	597,942

	TOTAL INVESTMENTS - 99.8% (Cost $146,481,651)	$ 139,400,958
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	316,581
	NET ASSETS - 100.0%	$ 139,717,539

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.6%
	EQUITY - 4.2%
30,514	Janus Henderson Small Cap Growth Alpha ETF	$ 2,102,720
29,714	Janus Henderson Small/Mid Cap Growth Alpha ETF	2,313,829
		4,416,549
	FIXED INCOME - 9.4%
219,843	Janus Henderson Mortgage-Backed Securities ETF	9,778,617

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,893,264)	14,195,166

	OPEN END FUNDS — 86.0%
	EQUITY - 27.3%
375,380	Janus Henderson Contrarian Fund, Class N	10,972,353
1,495,463	Janus Henderson Global Equity Income Fund, Class N	9,421,419
50,978	Janus Henderson Global Life Sciences Fund, Class N	3,658,196
71,158	Janus Henderson Global Technology and Innovation Fund, Class N	4,539,863
		28,591,831
	FIXED INCOME - 48.7%
2,011,433	Counterpoint Tactical Income Fund, Class I	22,950,447
123,359	Counterpoint Tactical Municipal Fund, Class I	1,323,642
273,561	Janus Henderson Developed World Bond Fund, Class R6	2,103,682
1,000,210	Janus Henderson Flexible Bond Fund, Class N	9,201,936
425,116	Janus Henderson High-Yield Fund, Class N	3,141,607
43,410	Kensington Managed Income Fund, Institutional Class	429,323
339,999	Ocean Park Tactical Bond Fund, Institutional Class	9,040,577
275,547	Toews Tactical Income Fund	2,771,999
		50,963,213
	MIXED ALLOCATION – 10.0%
658,681	Janus Henderson Responsible International Dividend Fund, Class R6(a)	10,532,317

	TOTAL OPEN END FUNDS (Cost $86,975,267)	90,087,361

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
328,991	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $328,991)(b)	$ 328,991

	TOTAL INVESTMENTS - 99.9% (Cost $101,197,522)	$ 104,611,518
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	114,922
	NET ASSETS - 100.0%	$ 104,726,440

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
27,953	Vanguard Extended Market ETF	$ 5,569,915
211,837	Vanguard Russell 1000 Growth ETF	22,308,554
209,616	Vanguard Russell 1000 Value ETF	17,794,302
15,821	Vanguard Russell 2000 ETF	1,449,204
68,704	Vanguard S&P 500 ETF	38,015,984
	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,979,377)	85,137,959

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
405,924	BlackRock Liquidity FedFund, Institutional Class, 4.26% (Cost $405,924)(a)	405,924

	TOTAL INVESTMENTS - 100.2% (Cost $76,385,301)	$ 85,543,883
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(146,548)
	NET ASSETS - 100.0%	$ 85,397,335

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2025.